MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF MINERAL PROPERTIES, PLANT AND EQUIPMENT

A summary of the Company’s Mineral Properties, Plant and Equipment is as follows:

	Depletable mineral properties	Exploration and evaluation	Plant and equipment	Total
	$	$	$	$
Cost
Balance, December 31, 2024	115,721	12,189	115,807	243,717
Additions	9,212	-	21,407	30,619
Change in decommissioning and restoration costs (note 12)	3,006	-	-	3,006
Disposals	(3,244)	-	(3,758)	(7,002)
Adjustments	2,071	-	2,017	4,088
Balance, December 31, 2025	126,766	12,189	135,473	274,428
Additions	5,726	-	10,645	16,371
Change in decommissioning and restoration costs (note 12)	(5,909)	-	-	(5,909)
Disposals	-	-	(2,608)	(2,608)
Adjustments	2,638	-	(1,552)	1,086
Balance, June 30, 2026	129,221	12,189	141,958	283,368

Accumulated depreciation and impairment
Balance, December 31, 2024	50,013	-	48,971	98,984
Depletion, depreciation and amortization	7,199	-	14,378	21,577
Disposals	(3,245)	-	(3,446)	(6,691)
Adjustments	(513)	-	513	-
Balance, December 31, 2025	53,454	-	60,416	113,870
Depletion, depreciation and amortization	4,976	-	10,117	15,093
Disposals	-	-	(2,526)	(2,526)
Adjustments	-	-	(160)	(160)
Balance, June 30, 2026	58,430	-	67,847	126,277

Cost as at December 31, 2025	126,766	12,189	135,473	274,428
Accumulated depreciation and impairment	(53,454)	-	(60,416)	(113,870)
Carrying value - December 31, 2025	73,312	12,189	75,057	160,558

Cost as at June 30, 2026	129,221	12,189	141,958	283,368
Accumulated depreciation and impairment	(58,430)	-	(67,847)	(126,277)
Carrying value – June 30, 2026	70,791	12,189	74,111	157,091

SCHEDULE OF GOODWILL

A summary of the Company’s Goodwill and allocation to each CGU is as follows:

	June 30, 2026	December 31, 2025
	$	$
Caballo Blanco Group (Tres Amigos mine)	2,963	2,963
San Lucas Group	12,503	12,503
Goodwill	15,466	15,466